Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail: Text Value) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derecognition of Financial Assets at amortized cost [Abstract]
Total Derecognition	€ 6,432	€ 21	€ 6,432	€ 21